REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Revenue And Other Income
SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Revenue
Continuing operations
Business management and consulting	12,662	13,026	—
Livestreaming ecommerce	273,685	58,501	—

Discontinued operations
Sale of goods (Note 29)	37,696	144,743	182,989

Total revenue	324,043	216,270	182,989

Other income
Continuing operations
Interest income	10	10	23
Foreign exchange gain	73	—	—
Consulting income	—	—	7,249
Other income	2,883	22	128

Discontinued operations
Other income (Note 29)	14,244	9,388	14,531
Total other income	17,210	9,420	21,931

SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT

The following table shows the Company’s operations by business segment for the years ended December 31, 2022, 2021 and 2020.

	For the year Ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Revenues
Discontinued operations
Sales of tile products	37,696	144,743	182,989
Continuing operations
Consulting income / software	12,662	13,026	-
Livestreaming ecommerce	273,685	58,501	-
Total revenues	324,043	216,270	182,989

Cost of revenues
Discontinued operations
Sales of tile products	41,245	83,436	208,991
Continuing operations
Consulting income / software	12,819	10,002	-
Livestreaming ecommerce	245,612	55,491	-
Total cost of revenues	299,676	148,929	208,991

Operating costs and expenses
Discontinued operations
Sales of tile products	25,324	20,292	38,723
Continuing operations
Consulting income / software	4,613	9,760	-
Livestreaming ecommerce	25,167	195	-
Other	9,380	10,677	-
Total operating costs and expenses	64,484	40,924	38,723

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	33,365	115,407	150,268
Continuing operations
Consulting income / software	1,000	4,854	-
Livestreaming ecommerce	(3,751)	5,293	-

Total bad debt expense (reversal)	(30,614)	125,554	150,268

Other expense
Discontinued operations
Sales of tile products	-	90	-
Continuing operations
Consulting income / software	36	34	-
Livestreaming ecommerce	6	-	-

Total other expense	42	124	-

Other income
Discontinued operations
Sales of tile products	14,244	9,389	14,682
Continuing operations
Consulting income / software	115	29	7,249
Livestreaming ecommerce	2,148	-	-
Other	703	2	-
Total other income	17,210	9,420	21,931

Loss from operations
Discontinued operations
Sales of tile products	(47,994)	(65,093)	(193,062)
Continuing operations
Consulting income / software	(5,691)	(11,595)	-
Livestreaming ecommerce	8,929	(2,478)	-
Other	(8,677)	(10,675)	-
Loss from operations	(53,433)	(89,841)	(193,062)

	As of	As of
	December 31,	December 31,
	2022	2021
Segment assets
Discontinued operations
Sale of tile products	74,675	147,890
Continuing operations
Business management and consulting	15,924	21,255
Livestreaming ecommerce	15,004	5,967
Others	4,403	2,755
Total assets	110,006	177,867